Asset retirement obligation (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Estimated present value of obligation		$ 30,790	$ 25,374
Asanko Gold Mine (AGM) [Member]
Statements [Line Items]
Undiscounted cash flow amount of total obligation	$ 50,400	45,500
Estimated present value of obligation	$ 34,036	$ 30,790	$ 25,374
Actuarial assumption of discount rates	2.78%	2.49%
Actuarial assumption of expected rates of inflation	1.43%	1.70%